Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 12 Segment Information

The Company has four operating segments: Affiliate Marketing Services – United States, Sports Gaming Client Services, Enterprise Telecom Expense Management (“TEM”) and Affiliate Marketing Services – International. Each operating segment is also a reportable segment. The Affiliate Marketing Services – United States segment was named Affiliate Marketing Services in 2020. The Enterprise TEM and Affiliate Marketing Services – International segments are new in 2021 as a result of the MTS Merger and FourCubed Acquisition, respectively.

The Affiliate Marketing Services – United States segment collects information on potential U.S. domiciled sports bettors, connects them with contextual sports betting content, and converts them to paying sports betting customers in exchange for either a pre-negotiated share of a sportsbook operator’s revenue, or a fixed fee from such operator. In addition, the segment provides sports betting data (e.g., betting lines) to sports media publishers in exchange for a fixed fee.

The Sports Gaming Client Services segment provides its clients with development, hosting, operations, maintenance, and service of free-to-play games and contests. These relationships can be either software-as-service (“SaaS”) arrangements that are hosted by SharpLink and accessed through its clients’ websites or other electronic media; or software licenses that allow the client to take the software on premise.

The Enterprise TEM segment is a global provider of solutions for telecommunications expense management, enterprise mobility management, call usage and accounting software. The segment’s TEM solutions allow enterprises and organizations to make smarter choices with their telecommunications spending at each stage of the service lifecycle, including allocation of cost, proactive budget control, fraud detection, processing of payments and spending forecasting.

The Affiliate Marketing Services – International segment is an iGaming and affiliate marketing network, focused on delivering quality traffic and player acquisitions, retention and conversions to global iGaming operator partner worldwide.

Any intercompany revenues or expenses are eliminated in consolidation. All of the Company’s operating revenues and expenses, other than those excluded from Adjusted EBITDA as detailed below, are allocated to the Company’s reportable segments. The Company defines and calculates Adjusted EBITDA as net loss before the impact of interest income or expense, income tax provision, and depreciation and amortization, and further adjusted for stock compensation expense, transaction expenses, commitment fee expense and impairment expense, as described in the reconciliation below.

A measure of segment assets and liabilities has not been currently provided to the Company’s chief operating decision maker and is therefore not presented below.

Summarized financial information for the Company’s reportable segments for the year ended December 31, 2021 is shown below. Affiliate Marketing Services – International is not presented, as there was no activity between the acquisition date and the Company’s year end.

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total

Revenue	$210,376	$2,424,228	$1,517,001	$4,151,605

Adjusted EBITDA	(3,748,166)	(134,313)	(366,847)

Adjusted for
Stock compensation expense	1,186,727	469,947	—	1,656,674
Transaction expenses	4,450,544	—	—	4,450,544
Commitment fee expense	23,301,206	—	—	23,301,206
Goodwill impairment expense	—	—	21,722,213	21,722,213
Depreciation and amortization	113,217	92,168	64,759	270,144
Loan forgiveness income	—	—	—	—
Interest income	(28,055)	—	(1,000)	(29,055)
Interest expense	—	—	—	—
Income tax provision	2,348	—	3,735	6,083

Net Loss from continuing operations	(32,774,153)	(696,428)	(22,156,554)	(55,627,135)

Loss from discontinued operations	—	—	(17,000)	(17,000)
Net loss	$(32,774,153)	$(696,428)	$(22,173,554)	$(55,644,135)

Capital expenditures	228,878	29,365	2,000	260,243

Summarized financial information for the Company’s reportable segments for the year ended December 31, 2020, is shown below:

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total

Revenue	$—	$2,278,814	$—	$2,278,814

Adjusted EBITDA	(1,362,627)	356,032	—

Adjusted for
Stock compensation expense	67,070	—	—	67,070
Transaction expenses	—	—	—	—
Commitment fee expense	—	—	—	—
Goodwill impairment expense	—	—	—	—
Depreciation and amortization	36,914	96,116	—	133,030
Loan forgiveness income	(46,500)	—	—	(46,500)
Interest income	(23,468)	—	—	(23,468)
Interest expense	1,375	—	—	1,375
Income tax provision	970	—	—	970

Net Loss from continuing operations	(1,398,988)	259,916	—	(1,139,072)

Loss from discontinued operations	—	—	—	—
Net loss	$(1,398,988)	$259,916	$—	$(1,139,072)

Capital expenditures	293,952	4,347	—	298,299

Summarized financial information for the Company’s reportable segments for the year ended December 31, 2019, is shown below:

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total

Revenue	$—	$2,381,737	$—	$2,381,737

Adjusted EBITDA	(543,438)	259,531	—

Adjusted for
Stock compensation expense	—	—	—	—
Transaction expenses	—	—	—	—
Commitment fee expense	—	—	—	—
Goodwill impairment expense	—	—	—	—
Depreciation and amortization	1,483	96,373	—	97,856
Loan forgiveness income	—	—	—	—
Interest income	(15,777)	—	—	(15,777)
Interest expense	20,037	—	—	20,037
Income tax provision	(79,870)	—	—	(79,870)

Net Loss from continuing operations	(469,311)	163,158	—	(306,153)

Loss from discontinued operations	—	—	—	—
Net loss	$(469,311)	$163,158	$—	$(306,153)

Capital expenditures	180,620	12,380	—	193,000

Summarized revenues by country in which the Company operated for the years ended December 31, 2021, 2020 and 2019 is shown below:

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
December, 31, 2021

United States	$210,376	$2,424,228	$1,185,371	$3,819,975
Rest of World	—	—	331,630	331,630
Revenues	$210,376	$2,424,228	$1,517,001	$4,151,605

December, 31, 2020

United States	$—	$2,278,814	$—	$2,278,814
Rest of World	—	—	—	—
Revenues	$—	$2,278,814	$—	$2,278,814

December, 31, 2019

United States	$—	$2,381,737	$—	$2,381,737
Rest of World	—	—	—	—
Revenues	$—	$2,381,737	$—	$2,381,737

The Company does not have material tangible long-lived assets in foreign jurisdictions.

The Company’s Sports Gaming Client Services segment derives a significant portion of its revenues from several large customers. The table below presents the percentage of consolidated revenues derived from the Sports Gaming Client Services segment:

	2021	2020	2019

Customer A	15%	18%	13%
Customer B	10%	13%	11%
Customer C	10%	13%	17%
Customer D	14%	28%	18%
Customer E	*	*	25%

*	Revenue from customer was less than 10% for the years ended December 31, 2021 and 2020.